COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental commitments
The Company leases various facilities and equipment under non-cancelable lease arrangements.  Future minimum rental commitments for leases with non-cancelable terms of one year or more at December 31, 2015 are as follows:

Operating
2016	$73.4
2017	63.8
2018	44.2
2019	31.4
2020	28.2
Thereafter	105.0
Total minimum lease payments	346.0
Less:
Amounts included in restructuring and acquisition related accruals	(25.9)
Non-cancelable sub-lease income	—
Total minimum operating lease payments	$320.1